Leases - Schedule of Lease Costs (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Right-of-Use Assets
Operating lease assets	¥ 7,685	¥ 10,465
Lease Liabilities
Operating lease liabilities - Current	(5,453)	(5,414)
Operating lease liabilities - Non-Current	¥ (1,638)	¥ (4,375)
Weighted average remaining lease term (years)	1 year 3 months 18 days	1 year 9 months 18 days
Weighted average discount rate	1.45%	1.45%
Office (Akasaka) [Member]
Schedule of Lease Costs [Line Items]
Lease Period	October 1, 2022 to March 31, 2026
Residence (Harumi) [Member]
Schedule of Lease Costs [Line Items]
Lease Period	September 18, 2024 to September 17, 2026